Share-based payments (Details 2) - Category A [Member] - DRL 2007 Plan [Member]	12 Months Ended
	Mar. 31, 2026 shares Number mo ₨ / shares	Mar. 31, 2026 shares Number mo ₨ / shares $ / shares	Mar. 31, 2025 shares Number mo ₨ / shares	Mar. 31, 2025 shares Number mo ₨ / shares $ / shares	Mar. 31, 2026 Number mo $ / shares	Mar. 31, 2025 Number mo $ / shares
Statements [Line Items]
Shares arising out of options, Outstanding at the beginning of the year | shares	1,015,295	1,015,295	1,080,420	1,080,420
Shares arising out of options, Granted during the year | Number	353,057	353,057	272,310	272,310
Shares arising out of options, Expired/forfeited during the year	(7,055)	(7,055)	(232,970)	(232,970)
Shares arising out of options, Exercised during the year | shares	(46,405)	(46,405)	(104,465)	(104,465)
Shares arising out of options, Outstanding at the end of the year | shares	1,314,892	1,314,892	1,015,295	1,015,295
Shares arising out of options, Exercisable at the end of the year | Number	388,360	388,360	57,945	57,945	388,360	57,945
Weighted average exercise price, Outstanding at the beginning of the year | (per share)	₨ 971.5	$ 971.5	₨ 845.25
Weighted average exercise price, Granted during the year | ₨ / shares	1,162		1,270
Weighted average exercise price, expired/forfeited during the year | ₨ / shares	985.42		828.05
Weighted average exercise price, Exercised during the year | ₨ / shares	694.26		763.78
Weighted average exercise price, Outstanding at the end of the year | (per share)	1,032.36		971.5	$ 971.5
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 789.96	$ 789.96	₨ 728.47	$ 728.47
Weighted average remaining useful life, Outstanding at the beginning of the year | mo	70	70	72	72
Weighted average remaining useful life, Granted during the year | mo	96	96	96	96
Weighted average remaining useful life, Outstanding at the end of the year | mo	66	66	70	70
Weighted average remaining useful life, Exercisable at the end of the year | mo	48	48	33	33	48	33
Bottom of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		$ 521.4		$ 521.4
Range of exercise prices,exercised/forfeited during the year		981.4		562.8
Range of exercise prices, Exercised during the year		521.4		521.4
Range of exercise prices, Outstanding at the end of the year		562.8		521.4
Range of exercise prices, Exercisable at the end of the year					$ 562.8	$ 521.4
Top of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		1,270		1,171.2
Range of exercise prices,exercised/forfeited during the year		1,060.2		1,270
Range of exercise prices, Exercised during the year		1,060.2		1,060.2
Range of exercise prices, Outstanding at the end of the year		1,270		1,270
Range of exercise prices, Exercisable at the end of the year					$ 1,171.2	$ 1,171.2
Middle Range One [Member]
Statements [Line Items]
Range of exercise prices, Granted during the year		$ 1,162		$ 1,270